UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31. 2010
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	 May 5,2010
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	32
					---------------------
						147026
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER			CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN	PUT/   VOTING 	AUTHORITY																							CALL	DISC	SOLE	NONE
A F L A C Inc                	Com	1055102		3672	67650	SH	       	SOLE	65616	2034
A T & T Inc New              	Com	00206R102 	4558	176411	SH	        SOLE	170413	5998
Abbott Laboratories          	Com	2824100		4280	81264	SH	        SOLE	78878	2386
Accenture Ltd Cl A           	Com	G1150G111 	6415	152935	SH	        SOLE	148310	4625
Amgen Incorporated           	Com	31162100	4286	71636	SH	      	SOLE	69547	2089
Bank Of New York Co New      	Com	64058100	5054	163679	SH	       	SOLE	158738	4941
Berkshire Hathaway Cl B      	Com	84670207	6291	77420	SH	        SOLE	75245	2175
Bristol-Myers Squibb Co      	Com	110122108	4429	165914	SH	        SOLE	160754	5160
Cabelas Inc                  	Com	126804301	1780	101824	SH	        SOLE	99409	2415
Chevron Corporation          	Com	166764100	2605	34360	SH	        SOLE	33271	1089
Comcast Cp New Cl A Spl      	Com	20030N200 	1291	71879	SH	      	SOLE	69734	2145
Covance Inc                  	Com	222816100	613	10000	SH	       	SOLE	10000	0
Disney Walt Co               	Com	254687106	7514	215258	SH	        SOLE	208851	6407
Ebay Inc                     	Com	278642103	7668	284360	SH	        SOLE	275833	8527
Franklin Resources Inc       	Com	354613101	7185	64789	SH	        SOLE	63061	1728
Gannett Co Inc Del           	Com	364730101	826	50030	SH	        SOLE	48520	1510
Goldman Sachs Group Inc      	Com	38141G104 	3626	21255	SH	        SOLE	20554	701
Home Depot Inc               	Com	437076102	5883	181871	SH	        SOLE	176494	5377
Legg Mason Inc               	Com	524901105	989	34514	SH	       	SOLE	33446	1068
Mc Donalds Corp              	Com	580135101	4048	60680	SH	        SOLE	58740	1940
Merck & Co Inc               	Com	58933y105 	9003	241066	SH	       	SOLE	233888	7178
Microsoft Corp               	Com	594918104	9052	309103	SH	        SOLE	299762	9341
Montgomery St Income Sec     	Com	614115103	1374	89117	SH	        SOLE	88202	915
Mylan Laboratories Inc       	Com	628530107	1417	62419	SH	        SOLE	60472	1947
Nordstrom Inc                	Com	655664100	5918	144881	SH	       	SOLE	140360	4521
Paccar Inc                   	Com	693718108	4083	94216	SH	        SOLE	91091	3125
Pfizer Incorporated          	Com	717081103	5843	340707	SH	        SOLE	329126	11581
Starbucks Corp               	Com	855244109	7633	314529	SH	        SOLE	305440	9089
Verizon Communications       	Com	92343V104 	4584	147780	SH	        SOLE	143297	4483
Walgreen Company             	Com	931422109	3992	107638	SH	        SOLE	104182	3456
Wal-Mart Stores Inc          	Com	931142103	6579	118329	SH	        SOLE	114709	3620
Wells Fargo & Co New         	Com	949746101	4535	145740	SH	        SOLE	140917	4823
							147026

